Cover	Jan. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2023
Entity File Number	001-39279
Entity Registrant Name	AYALA PHARMACEUTICALS, INC.
Entity Central Index Key	0001797336
Entity Tax Identification Number	82-3578375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Oppenheimer 4
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670104
City Area Code	(857)
Local Phone Number	444-0553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AYLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false